Loans to others	12 Months Ended
Dec. 31, 2021
Disclosure of loans to others [Abstract]
Loans to others

Note 13 – Loans to others

	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Opening balance	18,707	17,650	6,015
Loans granted to others (*)	-	20,000	-
Payment of loans granted to others	(18,707)	(18,943)	(6,015)
Closing balance	-	18,707	-

(*) The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2021 to NIS 276 thousand (2020: NIS 719 thousand).